Brandon J. Cage
Assistant Vice President, Counsel
Law Department
(949) 219-3943 Telephone
(949) 219-6952 Facsimile
Brandon.Cage@PacificLife.com
October 27, 2010
Attention: EDGAR Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0506
Re:	Registration Statement for Pacific Voyages Individual Flexible Premium Deferred Variable Annuity (File No. 333-136597) funded by Separate Account A (File Number 811- 08946) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 20, with exhibits, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Voyages Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Voyages”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” This Post-Effective Amendment contains disclosure for 2 new versions of existing optional benefit riders (“New Disclosure”) called the CoreIncome Advantage 5 Plus (Single) and CoreIncome Advantage 5 Plus (Joint) (based on the “CoreIncome Advantage Rider and Flexible Lifetime Income Plus (Joint) Rider”).
The staff previously reviewed the existing disclosure contained in this Post-Effective Amendment No. 20, in connection with its review of Post-Effective Amendment Nos. 12 and 7 of Pacific Voyages for Pacific Life (File No. 333-136597) filed on February 9, 2009 and July 2, 2008, respectively (hereinafter collectively referred to as “Prior Filings”). The New Disclosure is substantially similar to the disclosure contained in the Prior Filings. By copy of this letter, we are sending a hard copy of the New Disclosure marked to show where disclosure differs materially from that in the Prior Filings.
The New Disclosure differs materially from the Prior Filings as follows:
1.	5% annual allowable withdrawal amount starting at age 62; 0% allowed under the riders before age 62, however will automatically be 5% once age 62 is reached; any withdrawals taken before age 62 will be Early Withdrawals.

2.	Lifetime withdrawals are available without the need to do a Reset/Step-Up if withdrawals are taken before a certain age; results in removal of the Remaining Protected Balance concept.

3.	No Annual Credits are offered.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage